Offerings - Offering: 1	Jan. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Par Value $0.001 per share
Amount Registered | shares	2,208,637
Proposed Maximum Offering Price per Unit	9.51
Maximum Aggregate Offering Price	$ 21,004,137.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,900.67
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered include such indeterminate number of additional shares of common stock as may become issuable after the date hereof as a result of stock splits, stock dividends, anti-dilution adjustments and similar transactions.

Represents additional shares of common stock reserved for issuance under the Duos Technologies Group, Inc. 2021 Equity Incentive Plan, as amended.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on the average of the high and low sales prices of the common stock as reported on the Nasdaq Capital Market on February 3, 2026.